Employee Benefits - Rollforward, Balance of the Defined Benefit Obligation (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	$ 1,130	$ 766	$ 729
Pension and Retirement Plans | Defined benefit obligation | Mexican pesos
Disclosure of net defined benefit liability (asset) [line items]
Initial balance	8,015	7,679	7,193
Current service cost	534	390	372
Past service cost	163	2,881	73
Interest expense	687	527	506
Gain on settlement	(280)	(2,884)	0
Remeasurements of the net defined benefit obligation	(2,073)	(42)	326
Foreign exchange (gain) or loss	(134)	28	37
Benefits paid	(1,146)	(564)	(828)
Acquisitions	9,189	0	0
Change in consolidation scope	55
Employees contributions	103
Ending balance	15,113	8,015	7,679
Seniority premiums. | Defined benefit obligation | Mexican pesos
Disclosure of net defined benefit liability (asset) [line items]
Initial balance	2,108	1,763	1,237
Current service cost	328	290	239
Past service cost	7	836	0
Interest expense	160	124	101
Gain on settlement	(13)	(839)	13
Remeasurements of the net defined benefit obligation	(342)	112	309
Benefits paid	(180)	(178)	(136)
Ending balance	2,068	2,108	1,763
Post-Retirement Medical Services | Defined benefit obligation | Mexican pesos
Disclosure of net defined benefit liability (asset) [line items]
Initial balance	647	812	797
Current service cost	32	44	44
Past service cost	26	236	0
Interest expense	52	57	61
Gain on settlement	(29)	(271)	0
Remeasurements of the net defined benefit obligation	(136)	(191)	(59)
Benefits paid	(36)	(40)	(31)
Ending balance	$ 556	$ 647	$ 812